UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Specialty Underwriters Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-12741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

     /s/ Martin F. Hollenbeck         Fairfield, Ohio           August 3, 2012
   ----------------------------     -------------------    ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1
                                              ----------
Form 13F Information Table Entry Total:           26
                                              ----------
Form 13F Information Table Value Total          50,139
                                              ----------
                                              (thousands)

List of Other Included Managers:

No.     File No.       Name
01      028-10798      Cincinnati Financial Corporation

                                        Column 2       Column 3      Column 4        Column 5
              Issuer                 Title of Class     Cusip       FMV (000)     Shares/Principal  SH/PRN
3M CO                               COMMON            88579Y101            3,593           40,100     SH
ABBOTT LABORATORIES                 COMMON            002824100            1,754           27,200     SH
AGL RESOURCES INC                   COMMON            001204106            1,473           38,000     SH
AUTOMATIC DATA PROCESSING           COMMON            053015103            2,616           47,000     SH
BAXTER INTERNATIONAL INC            COMMON            071813109            1,063           20,000     SH
BLACKROCK INC                       COMMON            09247X101            1,698           10,000     SH
CHUBB CORP                          COMMON            171232101            1,019           14,000     SH
CISCO SYSTEMS INC                   COMMON            17275R102            1,537           89,500     SH
EMERSON ELECTRIC CO                 COMMON            291011104              932           20,000     SH
GENERAL MILLS INC                   COMMON            370334104            1,542           40,000     SH
HASBRO INC                          COMMON            418056107            1,016           30,000     SH
INTEL CORP                          COMMON            458140100            1,333           50,000     SH
INTL BUSINESS MACHINES CORP         COMMON            459200101            1,565            8,000     SH
JP MORGAN CHASE                     COMMON            46625H100            3,323           93,000     SH
LEGGETT & PLATT INC                 COMMON            524660107            2,975          140,800     SH
MCDONALD'S CORP                     COMMON            580135101            1,018           11,500     SH
MICROSOFT CORP                      COMMON            594918104            1,835           60,000     SH
NUCOR CORP                          COMMON            670346105            1,251           33,000     SH
PRAXAIR INC                         COMMON            74005P104            1,413           13,000     SH
RPM INTERNATIONAL INC               COMMON            749685103            2,176           80,000     SH
SPECTRA ENERGY CORP                 COMMON            847560109            4,243          146,000     SH
UNITED TECHNOLOGIES CORP            COMMON            913017109            1,964           26,000     SH
US BANCORP                          COMMON            902973304            2,525           78,500     SH
VERIZON COMMUNICATIONS INC          COMMON            92343V104            1,333           30,000     SH
WAL-MART STORES INC                 COMMON            931142103            1,185           17,000     SH
WISCONSIN ENERGY CORP               COMMON            976657106            3,759           95,000     SH
                                                                          50,139

                                        Column 6       Column 7      Column 8
              Issuer                 Investment Dis    Oth Mgrs        Sole           Shared         None
3M CO                               SHARED-OTHER          01             -                 40,100      -
ABBOTT LABORATORIES                 SHARED-OTHER          01             -                 27,200      -
AGL RESOURCES INC                   SHARED-OTHER          01             -                 38,000      -
AUTOMATIC DATA PROCESSING           SHARED-OTHER          01             -                 47,000      -
BAXTER INTERNATIONAL INC            SHARED-OTHER          01             -                 20,000      -
BLACKROCK INC                       SHARED-OTHER          01             -                 10,000      -
CHUBB CORP                          SHARED-OTHER          01             -                 14,000      -
CISCO SYSTEMS INC                   SHARED-OTHER          01             -                 89,500      -
EMERSON ELECTRIC CO                 SHARED-OTHER          01             -                 20,000      -
GENERAL MILLS INC                   SHARED-OTHER          01             -                 40,000      -
HASBRO INC                          SHARED-OTHER          01             -                 30,000      -
INTEL CORP                          SHARED-OTHER          01             -                 50,000      -
INTL BUSINESS MACHINES CORP         SHARED-OTHER          01             -                  8,000      -
JP MORGAN CHASE                     SHARED-OTHER          01             -                 93,000      -
LEGGETT & PLATT INC                 SHARED-OTHER          01             -                140,800      -
MCDONALD'S CORP                     SHARED-OTHER          01             -                 11,500      -
MICROSOFT CORP                      SHARED-OTHER          01             -                 60,000      -
NUCOR CORP                          SHARED-OTHER          01             -                 33,000      -
PRAXAIR INC                         SHARED-OTHER          01             -                 13,000      -
RPM INTERNATIONAL INC               SHARED-OTHER          01             -                 80,000      -
SPECTRA ENERGY CORP                 SHARED-OTHER          01             -                146,000      -
UNITED TECHNOLOGIES CORP            SHARED-OTHER          01             -                 26,000      -
US BANCORP                          SHARED-OTHER          01             -                 78,500      -
VERIZON COMMUNICATIONS INC          SHARED-OTHER          01             -                 30,000      -
WAL-MART STORES INC                 SHARED-OTHER          01             -                 17,000      -
WISCONSIN ENERGY CORP               SHARED-OTHER          01             -                 95,000      -